Note 6 - Earnings (Loss) per Share (Detail) - Basic Earnings per Share	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Issued common share at April 1	27,096,086	26,729,086	27,096,086	26,729,086
Issued during the period		350,000		275,410
Cancelled during the period	(5,045,654)		(2,536,613)
Weighted average number of common shares at September 30	22,050,432	27,079,086	24,559,473	27,004,496